Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income (loss) during the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expenses	371,354	94,787	390,080
Deferred income tax expense (benefit)	(96,643)	56,419	91,882

Total	274,711	151,206	481,962

Summary of Reconciliation Between the Computed Expected Tax Expenses (Benefit) Rate and the Effective Income Tax Rate
The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(2)%	(2)%	(3	) %
Effect of tax holiday*	(6)%	(19)%	(7	) %
Change in valuation allowance	—	—	1%
Non-deductible expenses	2%	2%	1%
Others	1%	—	—

Effective income tax rate	20%	6%	17%

Summary of Aggregate Amount and Per Share Effect of Tax Holidays
The aggregate amount and per share effect of the tax holidays are as follows

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Tax holiday effect	153,908	460,333	202,923
Net income per share effect
- Basic	0.20	0.31	0.13

- Diluted	0.20	0.29	0.13

Significant Components of Deferred Tax Assets
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Timing difference in revenue recognition for transaction service fee	63,733	62,718
Provision for accounts receivable and loans receivable	52,207	49,827
Net accumulated losses-carry forward	38,851	15,166
Payroll and welfare payable and other temporary difference	8,115	8,274
Less: valuation allowance	(40,143)	(6,245)
Total deferred tax assets	122,763	129,740
Deferred tax liabilities:
Quality assurance payable	(41,799)	(34,367)
Intangible assets arisen from business combination	(15,940)	(15,940)
Investor reserve funds	(23,287)	(15,523)
Unrealized gain in consolidated trusts	—	(130,009)
Other taxable temporary difference	(19,038)	(3,083)
Total deferred tax liabilitie s	(100,064)	(198,922)
Net deferred tax assets (liabilities)	22,699	(69,182)

Movement of Valuation Allowances
Movement of valuation allowances

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
At beginning of year	2,906	21,538	40,143
Current year additions	18,688	22,585	741
Current year reversals	(56)	(3,980)	(34,639)

At end of year	21,538	40,143	6,245